Schedule of Investments (unaudited) November 30, 2019	iShares® 20+ Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.5%
U.S. Treasury Note/Bond
2.50%, 02/15/45	$1,193,958	$1,261,631,698
2.50%, 02/15/46	1,143,141	1,208,916,787
2.50%, 05/15/46	1,039,303	1,099,509,077
2.75%, 08/15/42	501,747	552,725,388
2.75%, 11/15/42	478,269	526,861,987
2.75%, 08/15/47	571,897	636,057,140
2.75%, 11/15/47	514,221	572,271,950
2.88%, 05/15/43	981,242	1,103,744,493
2.88%, 08/15/45	543,237	614,621,511
2.88%, 11/15/46	427,117	485,428,937
2.88%, 05/15/49	90,651	103,774,148
3.00%, 11/15/44	5,200	5,997,908
3.00%, 05/15/45	1,955	2,259,589
3.00%, 11/15/45	218,109	252,691,552
3.00%, 02/15/47	10,898	12,688,198
3.00%, 05/15/47	514,187	598,645,998
3.00%, 02/15/48	752,506	877,697,959
3.00%, 08/15/48	1,320,266	1,542,648,304
3.00%, 02/15/49	234,114	274,087,254
3.13%, 11/15/41	11,474	13,397,688
3.13%, 02/15/43	437,606	512,187,289
3.13%, 08/15/44	949,226	1,116,601,118
3.13%, 05/15/48	807,436	964,507,415
3.38%, 05/15/44	4,741	5,799,451
3.38%, 11/15/48	21,857	27,347,717
3.63%, 08/15/43	505,772	640,077,670
3.75%, 08/15/41	17,431	22,248,101
3.75%, 11/15/43	505,257	652,234,957

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.88%, 08/15/40	$429,360	$555,769,880
4.25%, 05/15/39	17,447	23,539,954
4.25%, 11/15/40	589,866	801,825,918
4.38%, 02/15/38	4	4,899
4.38%, 11/15/39	29,136	40,011,373
4.38%, 05/15/40	8,717	12,009,297
4.50%, 05/15/38	5	6,501
4.63%, 02/15/40	191,080	270,944,902
5.00%, 05/15/37	2	3,476

		17,390,777,484

Total U.S. Government Obligations — 99.5% (Cost: $16,900,330,524)		17,390,777,484

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(a)(b)	97,370	97,370,000

Total Short-Term Investments — 0.6% (Cost: $97,370,000)		97,370,000

Total Investments in Securities — 100.1% (Cost: $16,997,700,524)		17,488,147,484

Other Assets, Less Liabilities — (0.1)%		(10,903,584)

Net Assets — 100.0%		$17,477,243,900

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 11/30/19 (000)	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	113,987	(16,617)	97,370	$97,370,000	$529,378	(a)	$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® 20+ Year Treasury Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$17,390,777,484	$—	$17,390,777,484
Money Market Funds	97,370,000	—	—	97,370,000

	$97,370,000	$17,390,777,484	$—	$17,488,147,484

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